Financial risk management - Credit risk - guarantees on real estate loans (Details) - BRL (R$) R$ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Disclosure of credit risk exposure [line items]
Securities	R$ 14,908,297	R$ 12,448,565
Real Estate loans
Disclosure of credit risk exposure [line items]
Securities	7,527,810	6,251,812
Real Estate loans | Credit Grade Where Loan To Value Ratio Is Lower Than 30 Percent
Disclosure of credit risk exposure [line items]
Securities	761,440	693,322
Real Estate loans | Credit Grade Where Loan To Value Ratio Is Between 31 and 50 Percent
Disclosure of credit risk exposure [line items]
Securities	1,822,041	1,689,190
Real Estate loans | Credit Grade Where Loan To Value Ratio Is Between 51 and 70 Percent
Disclosure of credit risk exposure [line items]
Securities	2,750,187	2,308,020
Real Estate loans | Credit Grade Where Loan To Value Ratio Is Between 71 and 90 Percent
Disclosure of credit risk exposure [line items]
Securities	2,143,947	1,503,703
Real Estate loans | Credit Grade Where Loan To Value Ratio Is Higher Than 90 Percent
Disclosure of credit risk exposure [line items]
Securities	R$ 50,195	R$ 57,577